Business Combinations - Additional Information (Detail) $ in Thousands			1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 18, 2022 USD ($)	Nov. 30, 2021 USD ($) Missions shares	Nov. 30, 2021 USD ($) Missions shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Apr. 04, 2022 USD ($)	Nov. 15, 2021 USD ($) shares	Apr. 28, 2020	Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Goodwill				$ 58,767		$ 43,308	$ 3,133				$ 0
Number of missions launched | Missions		100	100
Recognized performance reserve payments				1,895		1,895
Cash						310,330
Share-based Payment Arrangement, Noncash Expense				11,958	$ 1,090	32,557	4,218
Sinclair Interplanetary [Member]
Business Acquisition [Line Items]
Percentage of outstanding capital stock and voting interest acquired										100.00%
Cash consideration transferred						12,340
Goodwill						$ 2,895
Revenue related to acquisition							2,075
Net loss related to acquisition							936
Acquisition and integration related costs							$ 1,026
Common stock shares issued to seller upon closing of acquisition | shares						2,470,814
Business acquisition contingent earnout period						2 years
Contingent earnout shares to be issued | shares						1,915,357
Sinclair Interplanetary [Member] | Minimum | Share-based Payment Arrangement, Tranche One [Member]
Business Acquisition [Line Items]
Contingent earnout shares to be issued | shares						0
Sinclair Interplanetary [Member] | Minimum | Share-based Payment Arrangement, Tranche Two [Member]
Business Acquisition [Line Items]
Contingent earnout shares to be issued | shares						0
Sinclair Interplanetary [Member] | Maximum | Share-based Payment Arrangement, Tranche One [Member]
Business Acquisition [Line Items]
Contingent earnout shares to be issued | shares						957,679
Sinclair Interplanetary [Member] | Maximum | Share-based Payment Arrangement, Tranche Two [Member]
Business Acquisition [Line Items]
Contingent earnout shares to be issued | shares						957,678
Advanced Solutions Inc [Member]
Business Acquisition [Line Items]
Cash consideration transferred				29,935		$ 29,935
Goodwill				16,659		16,659
Revenue related to acquisition						3,877
Acquisition and integration related costs						522
Payments to acquire businesses, Gross				12,015		12,015
Contingent consideration payable				5,500		5,500
Additional potential earn out payment				5,500
Advanced Solutions Inc [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Contingent consideration payable								$ 5,500
Planetary Systems Corporation [Member]
Business Acquisition [Line Items]
Cash consideration transferred				42,400		42,400
Goodwill				$ 23,451		23,451
Revenue related to acquisition						6,617
Acquisition and integration related costs						$ 1,024
Common stock shares issued to seller upon closing of acquisition | shares				1,720,841		1,720,841
Business acquisition contingent earnout period				2 years		2 years
Percentage of mission success heritage		100.00%
Contingent consideration payable				$ 4,300
Contingent consideration payable			$ 1,800			$ 1,800
Cash		$ 42,000	$ 42,000						$ 42,000
Stock consideration				11,568		11,568
Additional potential earn out payment				10,000		10,000
Share-based Payment Arrangement, Noncash Expense				2,144		$ 715
Planetary Systems Corporation [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Common stock shares | shares		1,720,841	1,720,841						1,720,841
Planetary Systems Corporation [Member] | Performance Based Earnout
Business Acquisition [Line Items]
Common stock shares | shares		956,023	956,023						956,023
SolAero Holdings, Inc [Member]
Business Acquisition [Line Items]
Cash consideration transferred				76,696
Goodwill				15,488
Revenue related to acquisition				20,103
Net loss related to acquisition				931
Acquisition and integration related costs				218
Payments to acquire businesses, Gross				3,600
Cash				$ 80,000
SolAero Holdings, Inc [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Cash consideration transferred	$ 3,600
Payments to acquire businesses, Gross	$ 80,000